Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 9 — Goodwill and Intangible Assets, Net

The following table presents details of the Company’s total goodwill:

As of October 1, 2014	$1,925,225
Goodwill resulting from acquisitions(1)	123,987
Other	(119)

As of September 30, 2015	2,049,093
Goodwill resulting from acquisitions(2)	164,506
Other	(1,960)

As of September 30, 2016	$2,211,639

(1)	Mainly relates to the acquisition of a substantial majority of the BSS assets of Comverse. In allocating the total purchase price of the acquired assets based on estimated fair values, the Company recorded $117,693 of goodwill, $97,000 of core technology to be amortized over a weighted average of approximately four years and $38,639 of customer relationships to be amortized over a weighted average of approximately five years.
(2)	Mainly relates to the acquisitions of Vindicia, Brite:Bill and Pontis. In allocating the total preliminary purchase price of Vindicia based on estimated fair values, the Company recorded $64,004 of goodwill, $20,091 of core technology to be amortized over approximately three years, $11,623 of customer relationships to be amortized over approximately five years and $1,103 of other intangible assets to be amortized over approximately two years. In allocating the total preliminary purchase price of Brite:Bill based on estimated fair values, the Company recorded $55,430 of goodwill, $20,917 of core technology to be amortized over approximately three years, $9,638 of customer relationships to be amortized over approximately seven years and $773 of other intangible assets to be amortized over approximately two years. In allocating the total preliminary purchase price of Pontis based on estimated fair values, the Company recorded $36,985 of goodwill, $24,361 of core technology to be amortized over approximately four years and $20,993 of customer relationships to be amortized over approximately six years.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. In calculating the fair value of the reporting unit, the Company uses its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal years 2016, 2015 or 2014.

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Estimated Useful Life (in years)	Gross	Accumulated Amortization	Net
September 30, 2016
Core technology	2-8	$604,673	$(451,169)	$153,504
Customer relationships	1-15	491,639	(370,658)	120,981
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	2-10	33,542	(26,500)	7,042

Total		$1,181,850	$(900,323)	$281,527

September 30, 2015
Core technology	2-8	$531,669	$(398,898)	$132,771
Customer relationships	3-15	439,435	(328,747)	110,688
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	3-10	31,666	(22,608)	9,058

Total		$1,054,766	$(802,249)	$252,517

The following table presents the amortization expense of the Company’s definite-lived purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2016	2015	2014
Cost of revenue	$1,609	$1,609	$1,609
Amortization of definite-lived purchased intangible assets	96,465	65,017	55,799

Total	$98,074	$66,626	$57,408

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2016 is as follows:

Amount
Fiscal year:
2017	$109,520
2018	78,502
2019	52,593
2020	21,748
2021	9,280
Thereafter	9,884

Total	$281,527